INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by our company’s corporate subsidiaries and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2020	2019
Deferred income tax assets
Financial instruments and other	$18	$15
Tax losses carried forward	34	31
	$52	$46
Deferred income tax liabilities
Property, plant and equipment	$(643)	$(505)
Intangible assets	(809)	(965)
	$(1,452)	$(1,470)
Net deferred income tax liabilities	$(1,400)	$(1,424)
Reflected in the statement of financial position as follows:
Deferred tax assets	$43	$41
Deferred tax liabilities	(1,443)	(1,465)
Net deferred tax liabilities	$(1,400)	$(1,424)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2020
Deferred tax assets related to non-capital losses and capital losses	$31	$2	$—	$1	$—	$34
Deferred tax liabilities related to differences in tax and book basis, net	(1,455)	(104)	(68)	193	—	(1,434)
Net deferred tax liabilities	$(1,424)	$(102)	$(68)	$194	$—	$(1,400)

		Recognized in
US$ MILLIONS	Jan. 1, 2019	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2019
Deferred tax assets related to non-capital losses and capital losses	$31	$—	$—	$—	$—	$31
Deferred tax liabilities related to differences in tax and book basis, net	(1,317)	(97)	(60)	19	—	(1,455)
Net deferred tax liabilities	$(1,286)	$(97)	$(60)	$19	$—	$(1,424)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The amount of non-capital and capital losses and deductible temporary differences for which no deferred income tax assets have been recognized is approximately $11 million (2019: $3 million). Deferred tax assets not recognized relate to non-capital losses that will carry forward indefinitely and have no expiry dates, as well as other deductible temporary differences.
(b)Income Tax Recognized in Income or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Tax expense comprises:
Current income tax expense	$167	$175	$134
Deferred income tax expense
Origination and reversal of temporary differences	67	89	94
Change in tax rates or the imposition of new taxes	27	—	—
Deferred tax assets not recognized	8	8	6
Total income tax expense	$269	$272	$234
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$37	$842	$815
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	70	267	257
Change in tax rates and new legislation	27	—	—
International operations subject to different tax rates	(3)	(3)	(12)
Taxable income attributable to non-controlling interests	(5)	(6)	(24)
Portion of gains subject to different tax rates	—	8	9
Deferred tax assets not recognized	8	8	6
Foreign exchange	17	—	—
Non-deductible dividends on exchangeable shares	18	—	—
Non-deductible remeasurement adjustments on exchangeable and class B shares	136	—	—
Permanent differences and other	1	(2)	(2)
Income tax expense recognized in profit or loss	$269	$272	$234
Our company has no temporary differences associated with investments in subsidiaries for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$67	$59	$35
Cash flow hedges	1	1	1
Total income tax recognized directly in other comprehensive income	$68	$60	$36